Lease obligations - Lease activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of leases [Abstract]
Opening lease obligations, beginning balance	$ 717,101	$ 722,234
Additions, net of disposals	262,470	97,673
Interest expense	48,039	45,394
Lease payments	(153,901)	(146,448)
Effect of movements in exchange rates and other	(3,546)	(1,752)
Lease obligations, ending balance	870,163	717,101
Less: current portion	(108,736)	(98,301)
Lease obligations - non current portion	$ 761,427	$ 618,800